Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064

July 20, 2015

Via EDGAR

Mr. Ronald E. Alper
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

vTv Therapeutics Inc.
Amendment No. 3 to Registration Statement on Form S-1

Filed July 13, 2015
File No. 333-204951

Ladies and Gentlemen:

On behalf of our client, vTv Therapeutics Inc., a Delaware corporation (the “Company”), we hereby submit in electronic form the accompanying Amendment No. 4 (“Amendment No. 4”) to the Registration Statement on Form S-1 of the Company (the “Registration Statement”), marked to indicate changes from Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on July 13, 2015.

Amendment No. 4 reflects the inclusion of a preliminary price range for the Company’s Class A common stock, certain information previously left blank in the Registration Statement that is derived from such price range, pro forma financial information as well as certain additional changes.

* * * *

If you have any questions concerning the above, please do not hesitate to contact either the undersigned at (212) 373-3052 or David E. Sobel at (212) 373-3226.

Sincerely,

/s/ Lawrence G. Wee

Lawrence G. Wee, Esq.

cc:	Stephen L. Holcombe
vTv Therapeutics Inc.

Marc D. Jaffe, Esq.
Senet S. Bischoff, Esq.
Latham & Watkins LLP